Share capital and contributed surplus - Weighted average grant date value of stock options and assumptions (Details)	12 Months Ended
	Jun. 30, 2018 CAD ($) year	Jun. 30, 2017 CAD ($) year
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average fair value at measurement date, share options granted | $	$ 1.67	$ 2.01
Risk free interest rate, share options granted	1.45%	0.69%
Expected option life, in years | year	5	5
Expected volatility, share options granted	36.00%	37.00%
Expected dividend as percentage, share options granted	1.35%	1.08%